Long-Term Investment - Schedule of Carrying Value of the Non-Marketable Investments Held (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Schedule of Carrying Value of the Non-Marketable Investments Held [Line Items]
Cost basis		$ 4,079,707	$ 4,079,707
Upward adjustments		12,539,960	12,539,960
Impairment		(1,520,821)	(1,520,821)
Carrying value		15,098,846	15,098,846
Investment A [Member]
Schedule of Carrying Value of the Non-Marketable Investments Held [Line Items]
Cost basis	[1]	2,558,886	2,558,886
Upward adjustments	[1]	12,539,960	12,539,960
Impairment	[1]
Carrying value	[1]	15,098,846	15,098,846
Investment B [Member]
Schedule of Carrying Value of the Non-Marketable Investments Held [Line Items]
Cost basis	[2]	1,000,000	1,000,000
Upward adjustments	[2]
Impairment	[2]	(1,000,000)	(1,000,000)
Carrying value	[2]
Investment C [Member]
Schedule of Carrying Value of the Non-Marketable Investments Held [Line Items]
Cost basis		520,821	520,821
Upward adjustments
Impairment		(520,821)	(520,821)
Carrying value

[1]

The Group holds 622,600 Series B preferred stock of Alzheon, Inc. (“Alzheon”) with initial cost of $2.6 million with unit price of $4.11, which represents 240,773 common stock converted as a conversion rate of $10.63. Pursuant to ASC 321-10-35-2, as the investment in Alzheon lacks readily determinable fair values, the Group elects to account for this investment using the measurement alternative. The Group reviews Alzehon’s available financial information and adjusts the carrying value of its investment based on preferred stock issuances reflected therein, which were deemed as observable price changes in orderly transactions for the identical or similar investment of the same issuer.

During the year ended December 31, 2022, Alzheon issued its Series D preferred stock at $36.00 per share for aggregate gross proceeds of $50 million. During the year ended December 31, 2023, Alzheon issued its Series E convertible preferred stock at a per share price of $62.71 for gross proceeds of $45 million. During the year ended December 31, 2024, Alzheon issued its Series E convertible preferred stock at a per share price of $62.71 for gross proceeds of $78 million. During the year ended December 31, 2025, Alzheon issued its Series E convertible preferred stock at a per share price of $62.71 for gross proceeds of $5 million. Aside from the conversion price of the conversion rights being different, the other key terms, including liquidation right, conversion right, voting power, dividend right and redemption right are aligned for Series B, Series D and Series E convertible preferred stocks. The Group determines the Series D and Series E convertible preferred stocks financings are orderly transactions between market participants for the identical or a similar investment of the same issuer and recorded as an upward in the carrying value of the security measured in accordance with paragraph 321-10-35-2 to reflect the current fair value of the security as of the date that the observable transaction for the similar security took place.

The Group made an upward adjustment of $6,108,872, from $2,558,886 to $8,667,758, based on Series D convertible preferred stock financing for the year ended December 31, 2022, and made an upward adjustment of $6,431,088, from $8,667,758 to $15,098,846, based on Series E convertible preferred stock financing for the year ended December 31, 2023. No such upward adjustments were made during the years ended December 31, 2025 and 2024.

The Group conducts a quarterly assessment to determine whether impairment exists in Alzheon’s equity securities, considering, among other factors, the nature of the securities, financial condition of Alzheon and expected future cash flows. No impairment indicator was identified, and no impairment was made during the years ended December 31, 2025 and 2024. The carrying value of the investment with Alzheon was $15,098,846 as of December 31, 2025 and 2024.

[2]	The Group holds 3,333,333 Series B preferred stock of Investee B with initial cost of $1.0 million at a purchase price of $0.30 per unit. There was no observable orderly transactions of identical or similar securities from the same issuer. The Group monitored the financial statements of the Investee B. The Group recorded $1 million impairment for this investment in the year ended December 31, 2024 since the Group considered the investees’ ability to continue as a going concern and the investment is not recoverable. The carrying value of this investment was $nil as of December 31, 2025 and 2024, respectively. The Group did not sell or transfer any non-marketable investments or record any realized gains or losses for the non-marketable investments measured at fair value on a non-recurring basis during the years ended December 31, 2025, 2024 and 2023.